Business Combinations - Schedule of Unaudited Proforma Consolidated Revenues and Net Loss (Details) - SafetyPay [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Revenue	$ 1,498,772
Net loss	$ (1,855,983) [1]

[1]	The pro forma net loss for 2022 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2021.